Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

31.	Subsequent Events

(a)	Acquisition of Dingding Yiwei

On September 1, 2015, the Group agreed to acquire 60% equity interests in Beijing Dingding Yiwei New Energy Technology Development Co., Ltd. (“Dingding Yiwei”), a company established in China, at a cash consideration of RMB 30 million ($4,720), subject to certain closing conditions set forth in the share purchase agreement entered between the Group and the shareholders of Dindding Yiwei. The acquisition was consummated on January 7, 2016 upon completion of all closing conditions including the settlement of all consideration in cash. Dingding Yiwei is engaging in the car rental business through its on-line platform in China.

(b)	Restructuring of liabilities

On March 15, 2016, the Company entered into a settlement agreement (“Settlement Agreement”) with Sinsin Europe Solar Asset Limited Partnership and Sinsin Solar Capital Limited Partnership (collectively, the “Sinsin Group”) which are the previous equity owners of Sinsin, to extend its payment obligation of $46,038 (EUR42,396) originally scheduled for settlement in 2016. Pursuant to revised payment schedule under the Settlement Agreement, the Company is required to settle EUR3,283 before April 15, 2016 with the remaining EUR 39,113 to be settled on or before November 30, 2017 with an interest rate of 6% per annum. The revised payment schedule is subject to the conditions that 1) 26.57 MW PV plants previously acquired from Sinsin Group are pledged back to Sinsin Group; and 2) all electricity revenue amounts of these pledged 26.57 MW PV plants are used to repay the outstanding debts of EUR 39,113 due to Sinsin Group with all bank accounts of Sinsin put under the custodian of Sinsin Group. As of the date of issuance of these consolidated financial statements, the Company has paid the EUR3,283 and pledged the PV plants of 26.57 MW to Sinsin Group as required under the Settlement Agreement.

(c)	Project assets financing

On March 28, 2016, the Group entered into a sales and leaseback arrangement with China Kangfu International Leasing Co., Ltd. (“Kangfu Leasing”), an independent third party. Pursuant to the sales and leasing back arrangement, the Group agreed to sell Kangfu Leasing the gird-connected Xinte PV plant, previously acquired from TBEA Xinjiang Sunoasis Co., Ltd. (“TBEA Sunoasis”) in December 2014 and pledged to TBEA Sunoasis to secure the amount payable to TBEA Sunoasis, at a consideration of RMB140 million and immediately lease back the plant from Kangfu Leasing at an interest rate of 6.125% per annum for a 10-year period. Pursuant to the arrangement, the title of Xinte PV plant would be transferred to the Group by the end of the lease term at a nominal fee of RMB10,000. The Group, TBEA Sunoasis and Kangfu Leasing also entered into a tri-party agreement pursuant to which TBEA Sunoasis agreed to release the pledge of Xinte PV plant and the Group agreed to use the RMB140 million for settling the payable due to TBEA Sunoasis, which amounted to $26,311 as at December 31, 2015 and was due for payment in 2016. As of the date of issuance of these consolidated financial statements, the Group had paid TBEA Sunoasis RMB140 million received from Kangfu Leasing pursuant to the tri-party agreement.

(d)	Private placements

On May 10, 2016, certain shareholders and management members entered into share purchase agreements with the Group and agreed to purchase 75.99 million shares of common stock of the Company at an aggregate consideration of $57.68 million. The transactions are subject to certain closing conditions. As of the date of issuance of these consolidated financial statements, the share purchase transactions have not been closed.

(e)	Contractual agreements

On March 17, 2016, the Group through its wholly owned subsidiary, Yanhua Netwrok Technology (Shanghai) Co., Ltd. (“Yanhua Network”), entered into a series of contractual agreements with Shanghai Meiju Network Technology Co., Ltd. (“Meiju”) and its sole shareholder, Shanghai Youying E-commerce Co., Ltd. (“Youying”). The contractual arrangements include Exclusive Business Cooperation Agreement, Exclusive Call Option Agreement, Proxy Voting Agreement, and Equity Interest Pledge Agreement. Youying was incorporated in the PRC on June 12, 2015 by Mr. Min Xiahou and Ms. Amy Jing Liu (collectively, “Equity Holders”), the deputy chairman of the Company’s board of directors and former chief financial controller, respectively.